Related Party Transactions - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	May 01, 2012 Hanwha Solar America LLC AUD
Related Party Transaction [Line Items]
Business acquisition percentage				100.00%
Business acquisition, cash consideration				16,732
Provision (reversal) for doubtful collection of amount due from a related party	$ (1,318,000)	(7,980,000)	15,960,000